Long-Term Debt, $18.0 million Term Loan Facility (Details) - $18.0 Million Term Loan Facility [Member]		12 Months Ended
	May 07, 2021 Tranche	Dec. 31, 2021 USD ($) Installment	Apr. 27, 2021 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary			2
Face amount		$ 18,000,000.0	$ 18,000,000.0
Number of tranches drawn | Tranche	2
Term of loan		4 years
Number of payment installments | Installment		16
Frequency of periodic payment		quarterly
Balloon installment payable at maturity		$ 6,500,000
Quarterly Installments 1 to 4 [Member]
Long-Term Debt [Abstract]
Installment payment		850,000
Quarterly Installments 5 to 16 [Member]
Long-Term Debt [Abstract]
Installment payment		$ 675,000